MARKETABLE SECURITIES (Tables)	9 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
Marketable securities
Company	Shares/Warrants Held	Cost	Fair Value At December 31, 2025	Fair Value At March 31, 2025	Change in Fair Value
	(#)	($)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	5,500	8,250	(2,750)
Carlyle Commodities Corp - Warrants	550,000	727,000	–	–	–
Other	1,678,839	14,237	704	13,836	(13,133)
Total	2,778,839	1,648,737	6,204	22,086	(15,883)